Annual Total Returns - FidelitySeriesInvestmentGradeBondFund-PRO - FidelitySeriesInvestmentGradeBondFund-PRO - Fidelity Series Investment Grade Bond Fund - Fidelity Series Investment Grade Bond Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	5.88%
Annual Return 2015	(0.24%)
Annual Return 2016	4.35%
Annual Return 2017	4.38%
Annual Return 2018	(0.17%)
Annual Return 2019	9.73%
Annual Return 2020	9.91%
Annual Return 2021	(0.33%)
Annual Return 2022	(12.65%)
Annual Return 2023	6.79%